STROOCK & STROOCK & LAVAN LLP

180 Maiden Lane

New York, New York  10038

December 14, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Houghton R. Hallock, Jr.

Re:         Advantage Funds, Inc.
(Registration Nos: 33-51061 and 811-07123)

Ladies and Gentlemen:

On behalf of Advantage Funds, Inc. (the “Company”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 101 (the “Amendment”) to the Fund’s Registration Statement (the “Registration Statement”) on Form N-1A registering Class A, C and I shares of a new series of the Company – Dreyfus Opportunistic U.S. Stock Fund (the “Fund”).

The Amendment is marked to show changes made in response to comments of the Commission’s staff (the “Staff”) on Amendment No. 100 to the Registration Statement filed on October 5, 2011 that were provided to the undersigned by Houghton R. Hallock, Jr. of the Staff via telephone on November 18, 2011 and December 7, 2011.  The Amendment also includes certain other non-material and conforming changes.

For the convenience of the Staff and for completeness purposes, the Staff’s comments have been restated below, and the Fund’s response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

COMMENTS TO AMENDMENT NO. 100

Prospectus—Summary Section

—Fees and Expenses

1.
Staff Comment:  The Staff notes that the only disclosure regarding The Dreyfus Corporation’s (“Dreyfus”) contractual fee and/or expense waiver is contained as a footnote to the fee table, and requests that the contractual agreement be filed as an exhibit to the Amendment.

Response:  It is respectfully requested that the comment be waived.  The fee tables in the prospectuses of the Company’s 13 other series, as well as the fee tables in the prospectuses of other funds advised by Dreyfus, contain similar disclosure regarding Dreyfus’ contractual fee and/or expense waivers.  Furthermore, neither the Company nor any such other fund ever has included as an exhibit to a registration statement the contractual fee and/or expense waiver agreement.

—Principal Investment Strategy

2.
Staff Comment:  The disclosure in the section entitled “FUND DETAILS—Principal Investment Strategy” contains certain technical terms.  Please revise the disclosure per the plain English requirements of Rule 421 under the Securities Act of 1933, as amended (“Rule 421”).

Response:  It is respectfully requested that the comment be waived.  The Fund believes that the prospectus complies with Rule 421, as the disclosure in the front and back cover pages, summary and risk factors section contains:  (i) short sentences; (ii) definite, concrete, everyday words; (iii) active voice; (iv) tabular presentation or bullet lists for complex material, whenever possible; (v) no legal jargon or highly technical business terms; and (vi) no multiple negatives.  While the discussion of the Fund’s portfolio construction contains certain technical terms, the Fund believes that the disclosure would be clearly understandable to investors and not overly or “highly technical.”

—Portfolio Management

3.
Staff Comment:  Item 5(b) of Form N-1A requires that a registrant “state the name, title, and length of service of the person or persons employed by or associated with the Fund or an investment adviser of the Fund who are primarily responsible for the day-to-day management of the Fund’s portfolio.”  Please confirm the titles of the Fund’s portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio and that The Boston Company Asset Management, LLC (“TBCAM”) will not serve as the Fund’s sub-investment adviser.

Response:  As disclosed under the section entitled “FUND DETAILS—Management,” investment decisions for the Fund will be made by a team of investment professionals led by David A. Daglio, CFA and Elizabeth Slover.  Mr. Daglio is a senior managing director and the lead portfolio manager on the U.S. opportunistic value strategies at TBCAM, which is an affiliate of Dreyfus.  Ms. Slover is a senior managing director and the director of the core research team at TBCAM.  While both Mr. Daglio and Ms. Slover are dual employees of TBCAM and Dreyfus, their titles reside with TBCAM, an entity which is “associated with the […] investment adviser of the Fund.”  TBCAM will not serve as the Fund’s sub-investment adviser.

Prospectus—Fund Details Section

—Goal and Approach

4.
Staff Comment:  Please disclose whether the stock investments listed in the first paragraph and engaging in derivatives as described in the fifth paragraph are part of the Fund’s principal investment strategy.

Response:  The disclosure has been revised to state the Fund invests primarily in common stocks and that engaging in derivatives is not part of the Fund’s principal investment strategy.

5.
Staff Comment:  Please disclose whether investing in exchange traded funds and similarly structured pool investments, as described in the fifth paragraph, is part of the Fund’s principal investment strategy.

Response:  The disclosure has been revised to state that investing in exchange traded funds and engaging in derivatives are not part of the Fund’s principal investment strategy, and the disclosure regarding similarly structured pool investments has been deleted, as the Fund will invest only in publicly-traded securities.

—Investment Risks

6.
Staff Comment:  Please confirm that while, as disclosed in the “Market sector risk” bullet point, the Fund may “significantly overweight or underweight certain companies, industries or market sectors,” it will not violate fundamental Investment Restriction No. 1, which states that the Fund may not “[i]nvest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.”

Response:  The Fund will not violate fundamental Investment Restriction No. 1 – it will not “[i]nvest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.”

Statement of Additional Information

—Description of the Company and Fund—Investment Restrictions

7.
Staff Comment:  The Staff considers a fund’s entry into repurchase agreements to constitute loans by the fund.  See Securities Trading Practices Of Registered Investment Companies, Rel. No. 10666 (Apr. 18, 1979).  Please delete the disclosure regarding “repurchase agreements” in the second sentence in fundamental Investment Restriction No. 7.

Response:  The noted disclosure has been deleted.

8.
Staff Comment:  The Investment Company Act of 1940, as amended, limits the amount an investment company can borrow to no more than one-third of its total asset value.  See Solomon Brothers (available May 4, 1975).  Please revise the first sentence in fundamental Investment Restriction No. 7 accordingly.

Response:  Upon further discussion with Mr. Hallock of the Staff via telephone on December 7, 2011, the Staff has waived Comment 8.  Mr. Hallock confirmed that the disclosure, which states that the Fund will not make loans in an amount exceeding one-third of the value of its total assets, accurately reflects the Staff’s position as set forth in Solomon Brothers (available May 4, 1975).

—Management of the Company and Fund

9.
Staff Comment:  The additional information about each Board member disclosed under the caption entitled “—Board of the Company—Information About Each Board Member’s Experience, Qualifications, Attributes or Skills” is biographical in nature and does not disclose the Board members’ qualifications.  Please revise the disclosure accordingly.

Response:  It is respectfully requested that the comment be waived.  Item 17(b)(10) requires that, for each Board member, a registrant briefly discuss the specific experience, qualifications, attributes, or skills that led to the conclusion that the person should serve as a Board member for the fund at the time that the disclosure is made, in light of the fund’s business and structure.  The SEC, in its adopting release,1 stated that the final rule amendments did not specify the particular information that should be disclosed, noting that companies and proponents “should be afforded flexibility in determining the information about a director’s or nominee’s skills, qualifications or particular area of expertise that would benefit the company and should be disclosed to shareholders.”  The Fund has made such a determination and has disclosed certain of the specific experiences, qualifications, attributes or skills that each Board member possesses, noting, among others:  business, professional training or practice; public service or academic positions; and experience from service as a board member or as an executive of investment funds, public companies or significant private or not-for-profit entities.

*     *     *     *     *     *     *     *

We hope the Staff finds the revisions in the Amendment responsive to the Staff’s comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.6274, or David Stephens of this office at 212.806.6138.
Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:           David Stephens

________________________
1           Proxy Disclosure Enhancements, Rel. No. 33-9089 (Dec. 16, 2009).